Equity-settled share-based transactions - Narrative (Details)	Dec. 31, 2023 plan
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option scheme	2
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option scheme	1